Loans - Narrative, Past Due and Non-Accrual Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual loans	$ 38,000,000	$ 21,700,000
Impairment of loans	8,800,000	9,600,000
90 days or more past due and accruing		0
Non-accrual loans loans held-for-sale	0	0
Northfield Bancorp, Inc. [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual loans	$ 15,210,000	$ 14,264,000
Delinquent status classification term	90 days	90 days
Principal balance of loans on non accrual status	$ 500,000
Loans on non accrual status with principal balances below threshold definition of an impaired loan	4,700,000	$ 6,400,000
90 days or more past due and accruing	925,000	1,200,000
Non-accrual loans loans held-for-sale	$ 0	$ 4,897,000